Derivative Financial Instruments (Warrant Liability) (Details Narrative) - USD ($)		12 Months Ended
	Jun. 11, 2012	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2012
Fair value of warrant		$ 52,454	$ 464,039
Warrant [Member]
Exercise price		$ 2.48
Warrant [Member] | Level 3 [Member]
Fair value of warrant		$ 717,000
Private Placement [Member]
Issuance of shares for Securities Purchase Agreement	1,943,852
Sale of stock price	$ 1.02
Exercise price	$ 1.32			$ 1.26
Date warrants are exercisable	Dec. 11, 2012
Period warrants exercisable	5 years
Private Placement [Member] | Class A Common Shares [Member]
Number of common shares warrants may be converted	1,457,892